Investment Projects	12 Months Ended
Dec. 31, 2021
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Investment Projects
37. INVESTMENT PROJECTS
At the Board’s Meeting held on July 21, 2017, the Group’s Board of Directors approved the offer of Sinoma International Engineering Co. Ltd. for the construction of the new cement plant with a production capacity of 5,800 tons per day of clinker. The offer included engineering, provision, and shipment of all the plant equipment, as well as onsite construction and assembly tasks.
During the current fiscal year, construction of the new cement plant L’Amalí II continued until completion
. As of the closing date of these consolidated financial statements, the plant was inaugurated and is operating normally. The total amount invested in the plant as of December 31, 2021, is 38,999,982.
In addition, as of the date of issuance of these financial statements, there are mutual claims between the Company and Sinoma International Engineering Co. Ltd. arising from the construction project. Subsequent to the fiscal year end, the parties entered into a memorandum of understanding in order to put an end to such claims, which resulted in an additional payment by the Company. The effects derived from such agreement have been recorded at the end of this fiscal year. On March 31, 2022 the final agreement was signed.